Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets :
Cash and cash equivalents	$ 127,320	$ 138,737
Investments in marketable securities available-for-sale	788	172
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts of $16,090 and $16,288 at December 31, 2012 and 2013, respectively	200,725	135,747
Accounts receivable from related parties, less allowance for sales returns and discounts of $174 and nil at December 31, 2012 and 2013, respectively	0	73,258
Inventories	177,399	116,671
Deferred income taxes	9,974	15,374
Restricted cash, cash equivalents and marketable securities	108,399	74,100
Prepaid expenses and other current assets	15,052	13,029
Total current assets	639,657	567,088
Investment in non-marketable equity securities	21,877	12,688
Equity method investments	190	283
Property, plant and equipment, net	60,588	52,609
Deferred income taxes	2,135	4,303
Goodwill	28,138	28,138
Other intangible assets, net	5,234	8,143
Restricted marketable securities	135	173
Other assets	1,373	1,173
Total non current asset	119,670	107,510
Total assets	759,327	674,598
Liabilities, Redeemable noncontrolling interest and Equity
Short-term debt	105,500	73,000
Accounts payable	151,290	135,546
Income taxes payable	16,932	9,766
Deferred income taxes	45	80
Other accrued expenses and other current liabilities	30,066	23,725
Total current liabilities	303,833	242,117
Income taxes payable	483	591
Accrued pension liabilities	306	242
Deferred income taxes	185	409
Other liabilities	2,305	3,081
Total liabilities	307,112	246,440
Redeemable noncontrolling interest	3,656	0
Equity
Ordinary shares, US$0.3 par value, 1,000,000,000 shares authorized; 356,699,482 shares issued; and 339,149,508 shares and 341,049,418 shares outstanding at December 31, 2012 and 2013, respectively	107,010	107,010
Additional paid-in capital	106,636	104,911
Treasury shares, at cost (17,549,974 shares and 15,650,064 shares at December 31, 2012 and 2013, respectively)	(11,120)	(12,469)
Accumulated other comprehensive loss	(412)	(137)
Unappropriated retained earnings	247,710	228,628
Total Himax Technologies, Inc. stockholders’ equity	449,824	427,943
Noncontrolling interests	(1,265)	215
Total equity	448,559	428,158
Commitments and contingencies
Total liabilities, redeemable noncontrolling interest and equity	$ 759,327	$ 674,598